THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
CAPITAL ALLOCATION FUND
JANUARY 31, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $522,710 (000))
COMMON STOCK — 72.2%

	Shares	Fair Value (000)

BELGIUM — 3.9%
Anheuser-Busch InBev	326,445	$20,289

BRAZIL — 3.3%
Banco do Brasil	697,700	7,962
MercadoLibre*	5,561	9,520

		17,482

CANADA — 1.8%
Barrick Gold	614,961	9,593

CHINA — 2.5%
PDD Holdings ADR*	18,179	2,307
Sinotruk Hong Kong	4,734,000	10,754

		13,061

DENMARK — 2.0%
Novo Nordisk, Cl B	93,206	10,470

GERMANY — 3.5%
Deutsche Telekom	528,427	12,989
Siemens	30,820	5,551

		18,540

ITALY — 0.3%
Ferrari	4,116	1,424

JAPAN — 12.5%
Advantest	17,600	696
ANA Holdings*	24,800	551
BIPROGY	20,000	589
Central Japan Railway	22,200	557
Credit Saison	33,000	619
ENEOS Holdings	137,100	558
Hitachi	136,300	10,812
Idemitsu Kosan	116,000	649
Inpex	36,200	503
Japan Post Holdings	59,600	573
KDDI	16,400	546
Keikyu	60,600	531

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

JAPAN — (continued)
Kintetsu Group Holdings	18,000	$558
Kotobuki Spirits	31,500	427
K’s Holdings	54,100	493
Kyowa Kirin	29,100	461
Mitsubishi HC Capital	75,800	541
Mitsubishi UFJ Financial Group	1,283,200	12,162
Nankai Electric Railway	26,100	511
NH Foods	17,000	584
Nintendo	138,600	7,825
Nippon Steel	22,200	539
Nippon Telegraph & Telephone	426,700	540
Oji Holdings	120,400	473
Olympus	38,300	573
Ono Pharmaceutical	26,900	488
Sankyo	11,200	689
Seibu Holdings	53,300	757
Sekisui House	26,200	596
Seven Bank	242,700	510
Shionogi	11,400	551
Shizuoka Financial Group	58,500	538
SoftBank	44,500	594
Sojitz	23,100	550
Square Enix Holdings	14,600	574
Sumitomo Forestry	20,300	605
Sumitomo Mitsui Financial Group	226,000	11,824
Taisho Pharmaceutical Holdings	12,400	725
Takashimaya	35,900	502
Takeda Pharmaceutical	16,400	486
Tokyo Gas	20,800	481
Tsumura	27,100	492
Yamaha Motor	59,400	568
Zenkoku Hosho	15,200	568
ZOZO	26,600	588

		65,557

NETHERLANDS — 1.1%
ASML Holding	6,346	5,474

SWITZERLAND — 0.9%
Cie Financiere Richemont, Cl A	30,243	4,521

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing ADR	34,921	$3,945

UNITED KINGDOM — 1.6%
AstraZeneca	40,592	5,402
Centrica	1,567,500	2,750

		8,152

UNITED STATES — 38.0%
Abbott Laboratories	59,346	6,715
Adobe*	11,369	7,024
Alphabet, Cl C*	58,687	8,322
Amazon.com*	70,251	10,903
Apple	28,667	5,286
Broadcom	7,467	8,811
Cheniere Energy	34,683	5,688
Constellation Brands, Cl A	21,899	5,367
Crowdstrike Holdings, Cl A*	22,481	6,576
Eagle Materials	19,343	4,377
Elevance Health	28,703	14,163
Energy Transfer	433,821	6,203
Fastenal	19,855	1,354
Gilead Sciences	32,611	2,552
International Business Machines	45,091	8,282
Intuitive Surgical*	22,135	8,372
JPMorgan Chase	29,755	5,188
Linde	9,856	3,990
Mastercard, Cl A	13,099	5,885
Meta Platforms, Cl A*	23,269	9,078
Microsoft	30,088	11,962
MSCI, Cl A	7,553	4,521
Newmont	266,908	9,211
NVIDIA	16,704	10,277
Roper Technologies	11,379	6,110
ServiceNow*	9,000	6,889
Uber Technologies*	50,741	3,312
UnitedHealth Group	17,037	8,719

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)
Vertex Pharmaceuticals*	8,478	$3,674

		198,811

TOTAL COMMON STOCK
(Cost $341,776) (000)		377,319

CORPORATE OBLIGATIONS — 5.6%

	Face Amount (000)

MEXICO — 0.3%
Southern Copper 3.875%, 04/23/25	$ 1,600	1,568

UNITED STATES — 5.3%
American Tower
Callable 08/15/26 @ $ 100.000
1.450%, 09/15/26	2,600	2,377
Broadcom
Callable 07/15/26 @ $ 100.000
3.459%, 09/15/26	2,400	2,323
Cheniere Energy
Callable 02/12/24 @ $ 102.313
4.625%, 10/15/28	2,500	2,419
Flex
Callable 01/01/26 @ $ 100.000
3.750%, 02/01/26	1,700	1,655
IQVIA
Callable 03/01/24 @ $ 100.833
5.000%, 10/15/26 (A)	3,100	3,032
Las Vegas Sands
Callable 07/08/24 @ $ 100.000
3.200%, 08/08/24	2,300	2,267
MGM Resorts International
Callable 03/01/24 @ $ 101.688
6.750%, 05/01/25	2,200	2,205
MPLX
Callable 11/15/24 @ $ 100.000
4.000%, 02/15/25	1,600	1,577
PRA Health Sciences
Callable 01/31/24 @ $ 101.438
2.875%, 07/15/26 (A)	2,500	2,335

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)		Fair Value (000)

UNITED STATES — (continued)
Regal Rexnord 6.050%, 02/15/26 (A)	$	1,600	$1,617
TripAdvisor Callable 02/12/24 @ $101.750 7.000%, 07/15/25 (A)		650	652
Uber Technologies Callable 01/31/24 @ $102.000 8.000%, 11/01/26 (A)		2,300	2,342
VICI Properties Callable 02/01/24 @ $100.000 5.625%, 05/01/24 (A)		3,000	2,995

			27,796

TOTAL CORPORATE OBLIGATIONS
(Cost $29,101) (000)			29,364

ASSET-BACKED SECURITY — 2.9%

UNITED STATES — 2.9%
Jonah Energy, Ser 2022-1, Cl A1 7.200%, 12/10/37(A)		14,956	15,024

TOTAL ASSET-BACKED SECURITY

(Cost $14,761) (000)			15,024

U.S. TREASURY OBLIGATION — 7.8%

U.S. Treasury Bill 5.297%, 02/29/24(B)		41,300	41,131

TOTAL U.S. TREASURY OBLIGATION
(Cost $41,132) (000)			41,131

TOTAL INVESTMENTS — 88.5%
(Cost $426,770) (000)			$462,838

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2024, the value of these securities amounted $27,997 (000) and represented 5.4% of net assets.

(B)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2024 (Unaudited)

Open futures contracts held by the Fund at January 31, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation)(000)
Long Contracts
Gold†	67	Apr-2024	$13,635	$13,851	$216
Silver†	25	Mar-2024	3,125	2,896	(229)
U.S. 2-Year Treasury Note	326	Mar-2024	66,418	67,044	626

			$83,178	$83,791	$613

† Security, or a portion thereof, is held by the Chiron Capital Allocation Fund Ltd., as of January 31, 2024.

Open OTC swap agreements held by the Fund at January 31, 2024 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	** GSCHLAT2 INDEX	SOFR +0.85%	Total Return	N/A	10/21/25	USD	13,379	$2,286	$–	$2,286

							13,379	$2,286	$–	$2,286

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Total Return Swaps at January 31, 2024.

**GSCHLAT2 INDEX: Long basket of attractive Latin America stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	Latam Airlines Group S.A.	$ 369,924	2.76%
	Cia Siderurgica Nacional S.A.	360,641	2.70
	Cielo S.A.	337,745	2.52
	Ultrapar Participacoes S.A.	329,509	2.46
	Cemex SAB de CV	326,166	2.44
	CSN Mineracao S.A.	314,018	2.35
	Caixa Seguridade Participacoes S.A.	312,386	2.33
	GCC SAB de CV	304,108	2.27
	Sendas Distribuidora S.A.	298,681	2.23
	Operadora De Sites Mexicanos SAB de CV	298,650	2.23
	Alfa SAB de CV	297,526	2.22
	Coca-Cola Femsa SAB de CV	294,227	2.20
	Itau Unibanco Holding S.A.	292,367	2.19
	Kimberly-Clark de Mexico SAB de CV	292,290	2.18
	Grupo Mexico SAB de CV	291,930	2.18
	Itausa S.A.	290,705	2.17
	CTEEP-Cia de Transmissao de Energia Eletrica	289,102	2.16
	Paulista
	Companhia Paranaense de Energia	288,816	2.16
	Orbia Advance Corp SAB de CV	288,667	2.16
	Vibra Energia S.A.	287,072	2.15
	Promotora y Operadora de Infraestructura SAB	280,532	2.10
	de CV

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2024 (Unaudited)

**GSCHLAT2 INDEX: Long basket of attractive Latin America stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	JBS S.A.	$ 279,812	2.09%
	Banco do Brasil S.A.	279,283	2.09
	Neoenergia S.A.	278,530	2.08
	Petroleo Brasileiro S.A.	278,522	2.08
	Cosan S.A.	277,482	2.07
	Odontoprev S.A.	276,784	2.07
	TIM S.A.	273,425	2.04
	Falabella S.A.	273,273	2.04
	Grupo Comercial Chedraui S.A. de CV	272,633	2.04
	BB Seguridade Participacoes S.A.	266,346	1.99
	Banco Bradesco S.A.	266,262	1.99
	CCR S.A.	261,970	1.96
	CPFL Energia S.A.	259,378	1.94
	Banco de Chile	255,514	1.91
	Porto Seguro S.A.	253,158	1.89
	Gruma SAB de CV	252,519	1.89
	Cencosud S.A.	251,495	1.88
	Hypera S.A.	250,580	1.87
	Engie Brasil Energia S.A.	246,996	1.85
	Ambev S.A.	243,299	1.82
	Suzano S.A.	239,442	1.79
	Ecopetrol S.A.	238,305	1.78
	Auren Energia S.A.	234,929	1.76
	Cia Energetica de Minas Gerais	234,725	1.75
	Gerdau S.A.	231,186	1.73
	Metalurgica Gerdau S.A.	229,481	1.72
	Colbun S.A.	228,871	1.72

ADR — American Despositary Reciept

Cl — Class

Ser — Series

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2024 (Unaudited)

At January 31, 2024, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS

Information Technology	18.5%

Health Care	14.9%

Financials	11.0%

U.S. Treasury Obligation	8.9%

Communication Services	8.7%

Industrials	8.5%

Consumer Discretionary	8.2%

Energy	7.2%

Materials	6.4%

Consumer Staples	5.8%

Real Estate	1.2%

Utilities	0.7%

100.0%

CHI-QH-001-1700